Investments in Associates and Joint Ventures - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	¥ 5,968	¥ 4,105	¥ 1,504
Associates and joint ventures [member]
Disclosure of associates and joint ventures [Line Items]
Dividends received and receivable from associates and joint ventures	7,034	10,172	9,489
Associates and joint ventures disposal [member]
Disclosure of associates and joint ventures [Line Items]
Investments in associates and joint ventures that were disposed of	96	101	55
Investments in associates and joint ventures that were disposed of, gain (loss)	6	(40)	1,258
Individually immaterial associates and joint ventures accounted for using equity method [member]
Disclosure of associates and joint ventures [Line Items]
Share of profit accounted for using equity method	3,235	2,738	3,846
Share of other comprehensive income accounted for using equity method	¥ (845)	¥ (204)	¥ 1,042